UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21735
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund                                                      as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	78,730	$5,037,145
Honeywell International, Inc.	153,464	6,563,655
Northrop Grumman Corp.	87,518	5,976,604
		$17,577,404
Air Freight & Logistics — 0.7%
FedEx Corp.	66,217	7,478,548
Hub Group, Inc., Class A (1)	15,899	724,676
Ryder System, Inc.	10,708	479,504
		$8,682,728
Auto Components — 0.4%
Goodyear Tire & Rubber Co. (1)	12,003	173,803
Johnson Controls, Inc.	62,060	4,712,216
		$4,886,019
Beverages — 1.3%
Brown-Forman Corp., Class B	10,403	800,719
Coca-Cola Co.	117,208	4,907,499
PepsiCo, Inc.	168,647	9,746,110
		$15,454,328
Biotechnology — 4.2%
Amgen, Inc. (1)	355,963	25,896,308
Applera Corp.-Applied Biosystems Group	62,139	1,686,452
Cephalon, Inc. (1)	11,000	662,750
Enzon Pharmaceuticals, Inc. (1)	85,000	688,500
Genzyme Corp. (1)	101,950	6,853,079
Gilead Sciences, Inc. (1)	213,291	13,270,966
Regeneron Pharmaceuticals, Inc. (1)	140,893	2,343,051
		$51,401,106
Capital Markets — 2.2%
Bank of New York Co., Inc.	243,499	8,775,704
Charles Schwab Corp.	147,927	2,545,824
Federated Investors, Inc.	17,577	686,382
Franklin Resources, Inc.	73,904	6,964,713
Goldman Sachs Group, Inc.	45,588	7,155,492
T. Rowe Price Group, Inc.	10,938	855,461
		$26,983,576
Chemicals — 1.3%
Ashland, Inc.	1,339	95,176
Dow Chemical Co.	154,310	6,264,986
Eastman Chemical Co.	33,114	1,694,775
Monsanto Co.	77,725	6,587,194

Rohm and Haas Co.	14,250	$696,397
Tronox, Inc., Class B (1)	2,869	48,747
		$15,387,275
Commercial Banks — 3.7%
Bank of America Corp.	339,218	15,447,988
Comerica, Inc.	9,100	527,527
Compass Bancshares, Inc.	11,751	594,718
First Horizon National Corp.	32,450	1,351,542
Huntington Bancshares, Inc.	21,800	526,034
Marshall & Ilsley Corp.	50,573	2,203,971
National City Corp.	208,604	7,280,280
North Fork Bancorp, Inc.	163,917	4,725,727
Regions Financial Corp.	55,048	1,936,038
Synovus Financial Corp.	18,347	497,020
Wells Fargo & Co.	144,441	9,225,447
		$44,316,292
Commercial Services & Supplies — 1.4%
Acco Brands Corp. (1)	11,126	246,997
Avery Dennison Corp.	9,865	576,905
Cendant Corp.	149,236	2,589,245
Cintas Corp.	213,538	9,100,990
Equifax, Inc.	15,004	558,749
Half (Robert) International, Inc.	21,611	834,401
Pitney Bowes, Inc.	16,037	688,468
R.R. Donnelley & Sons Co.	85,009	2,781,494
		$17,377,249
Communications Equipment — 7.5%
Cisco Systems, Inc. (1)	1,470,933	31,875,118
Corning, Inc. (1)	173,033	4,656,318
Motorola, Inc.	254,178	5,823,218
QUALCOMM, Inc.	839,919	42,508,301
Research in Motion, Ltd. (1)	66,169	5,616,425
		$90,479,380
Computer Peripherals — 6.0%
Apple Computer, Inc. (1)	514,229	32,252,443
Dell, Inc. (1)	448,846	13,357,657
International Business Machines Corp.	176,202	14,531,379
McDATA Corp., Class A (1)	130,906	604,786
NCR Corp. (1)	40,221	1,680,836
Network Appliance, Inc. (1)	157,181	5,663,231
Palm, Inc. (1)	183,682	4,254,075
		$72,344,407

Construction & Engineering — 0.1%
Fluor Corp.	9,092	$780,094
		$780,094
Containers & Packaging — 0.2%
Bemis Co., Inc.	19,722	622,821
Temple-Inland, Inc.	33,131	1,475,986
		$2,098,807
Distributors — 0.0%
Genuine Parts Co.	12,694	556,378
		$556,378
Diversified Consumer Services — 0.2%
H&R Block, Inc.	109,446	2,369,506
		$2,369,506
Diversified Financial Services — 2.5%
CIT Group, Inc.	12,621	675,476
Citigroup, Inc.	467,605	22,084,984
JPMorgan Chase & Co.	147,672	6,149,062
Moody’s Corp.	26,753	1,911,769
		$30,821,291
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	173,612	4,694,468
Citizens Communications Co.	425,089	5,640,931
Qwest Communications International, Inc. (1)	154,236	1,048,805
Verizon Communications, Inc.	251,832	8,577,398
		$19,961,602
Electric Utilities — 1.0%
Cinergy Corp.	86,456	3,925,967
PPL Corp.	59,438	1,747,477
Progress Energy, Inc.	135,095	5,941,478
		$11,614,922
Electrical Equipment — 1.2%
Cooper Industries, Ltd., Class A	55,811	4,849,976
Emerson Electric Co.	103,389	8,646,422
Rockwell Automation, Inc.	12,011	863,711
		$14,360,109
Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc. (1)	80,301	3,015,303
		$3,015,303
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.	41,269	3,693,575
Halliburton Co.	123,830	9,042,067

Noble Corp.	72,227	$5,857,610
Transocean, Inc. (1)	44,333	3,559,940
		$22,153,192
Food & Staples Retailing — 1.8%
CVS Corp.	244,991	7,317,881
SUPERVALU, Inc.	15,863	488,898
Wal-Mart Stores, Inc.	290,358	13,716,512
		$21,523,291
Food Products — 0.9%
Archer-Daniels-Midland Co.	63,431	2,134,453
Campbell Soup Co.	16,880	546,912
ConAgra Foods, Inc.	156,193	3,351,902
Hershey Co.	10,759	561,943
HJ Heinz Co.	18,409	698,069
McCormick & Co., Inc.	15,743	533,058
Sara Lee Corp.	140,854	2,518,470
		$10,344,807
Gas Utilities — 0.1%
Nicor, Inc.	28,999	1,147,200
		$1,147,200
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	53,182	2,063,993
Becton, Dickinson & Co.	11,666	718,392
C.R. Bard, Inc.	8,005	542,819
Cooper Cos., Inc.	2,438	131,725
Hospira, Inc. (1)	13,496	532,552
Intuitive Surgical, Inc. (1)	13,918	1,642,324
Medtronic, Inc.	115,235	5,848,176
Millipore Corp. (1)	9,704	708,974
PerkinElmer, Inc.	28,152	660,727
Stryker Corp.	66,366	2,942,668
Thoratec Corp. (1)	86,433	1,665,564
Waters Corp. (1)	13,273	572,730
		$18,030,644
Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	15,618	753,881
Caremark Rx, Inc. (1)	80,040	3,936,367
Genesis HealthCare Corp. (1)	51,852	2,278,377
Health Management Associates, Inc., Class A	25,251	544,664
Humana, Inc. (1)	69,534	3,660,965
Laboratory Corporation of America Holdings (1)	2,535	148,247
Manor Care, Inc.	34,326	1,522,358

McKesson Corp.	139,128	$7,252,743
Quest Diagnostics, Inc.	115,088	5,904,014
		$26,001,616
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	112,779	5,342,341
Harrah’s Entertainment, Inc.	84,311	6,572,886
International Game Technology	18,708	658,896
McDonald’s Corp.	123,300	4,236,588
Starbucks Corp. (1)	264,859	9,969,293
Starwood Hotels & Resorts Worldwide, Inc.	32,575	2,206,305
Wendy’s International, Inc.	11,254	698,423
		$29,684,732
Household Durables — 0.8%
Black & Decker Corp.	5,886	511,435
Fortune Brands, Inc.	47,342	3,817,185
KB HOME	7,273	472,600
Stanley Works	56,752	2,875,056
Whirlpool Corp.	23,719	2,169,577
		$9,845,853
Household Products — 1.3%
Colgate-Palmolive Co.	7,774	443,895
Procter & Gamble Co.	265,555	15,301,279
		$15,745,174
Independent Power Producers & Energy Traders — 0.3%
TXU Corp.	85,519	3,827,830
		$3,827,830
Industrial Conglomerates — 2.6%
General Electric Co.	761,087	26,470,606
Textron, Inc.	7,000	653,730
Tyco International, Ltd.	164,456	4,420,577
		$31,544,913
Insurance — 2.5%
ACE, Ltd.	48,821	2,539,180
American International Group, Inc.	144,883	9,575,317
AON Corp.	21,504	892,631
Arthur J. Gallagher & Co.	115,781	3,219,870
Cincinnati Financial Corp.	13,382	562,981
Jefferson-Pilot Corp.	10,400	581,776
Lincoln National Corp.	13,523	738,221
Marsh & McLennan Cos., Inc.	110,850	3,254,556
Progressive Corp.	3,528	367,829
Prudential Financial, Inc.	90,366	6,850,646
RenaissanceRe Holdings, Ltd.	33,585	1,464,978

SAFECO Corp.	12,497	$627,474
XL Capital Ltd., Class A	1,697	108,795
		$30,784,254
Internet & Catalog Retail — 0.8%
Expedia, Inc. (1)	140,681	2,851,604
IAC/InterActiveCorp (1)	227,517	6,704,926
		$9,556,530
Internet Software & Services — 4.4%
eBay, Inc. (1)	422,230	16,492,304
Google, Inc., Class A (1)	59,103	23,050,170
Yahoo!, Inc. (1)	427,759	13,799,505
		$53,341,979
IT Services — 1.6%
Automatic Data Processing, Inc.	67,402	3,078,923
CheckFree Corp. (1)	66,217	3,343,958
Euronet Worldwide, Inc. (1)	37,379	1,414,048
MoneyGram International, Inc.	112,881	3,467,704
Paychex, Inc.	190,161	7,922,107
		$19,226,740
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	19,707	560,467
Mattel, Inc.	4,756	86,226
		$646,693
Machinery — 1.7%
Caterpillar, Inc.	110,370	7,925,670
Danaher Corp.	58,451	3,714,561
Deere & Co.	56,159	4,439,369
Eaton Corp.	58,699	4,283,266
		$20,362,866
Media — 4.7%
CBS Corp., Class B	66,548	1,595,821
Comcast Corp., Class A (1)	423,498	11,078,708
Dow Jones & Co., Inc.	21,109	829,584
Gannett Co., Inc.	26,158	1,567,387
McGraw-Hill Companies, Inc.	8,885	511,954
Meredith Corp.	10,785	601,695
NTL, Inc. (1)	225,910	6,576,240
Omnicom Group, Inc.	40,734	3,391,105
Time Warner, Inc.	461,816	7,753,891
TiVo, Inc. (1)	326,806	2,362,807
Univision Communications, Inc., Class A (1)	94,667	3,263,171
Viacom, Inc., Class B (1)	97,667	3,789,480

Walt Disney Co.	370,224	$10,325,547
XM Satellite Radio Holdings, Inc., Class A (1)	140,458	3,128,000
		$56,775,390
Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc., Class B	126,002	7,531,140
Nucor Corp.	76,477	8,014,025
		$15,545,165
Multiline Retail — 1.6%
Dollar General Corp.	252,480	4,461,322
Federated Department Stores, Inc.	27,863	2,033,999
J.C. Penney Company, Inc.	34,690	2,095,623
Nordstrom, Inc.	87,000	3,408,660
Sears Holdings Corp. (1)	55,188	7,298,061
		$19,297,665
Multi-Utilities — 1.4%
Ameren Corp.	117,357	5,846,726
KeySpan Corp.	19,542	798,682
NiSource, Inc.	233,391	4,719,166
PG&E Corp.	6,785	263,936
Public Service Enterprise Group, Inc.	77,955	4,992,238
		$16,620,748
Office Electronics — 0.1%
Xerox Corp. (1)	98,889	1,503,113
		$1,503,113
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	31,781	1,842,345
ConocoPhillips	180,588	11,404,132
EOG Resources, Inc.	34,122	2,456,784
Exxon Mobil Corp.	382,496	23,278,707
Kerr-McGee Corp.	14,229	1,358,585
Sunoco Inc.	9,132	708,369
Valero Energy Corp.	11,660	697,035
Williams Co., Inc.	218,252	4,668,410
XTO Energy, Inc.	57,800	2,518,346
		$48,932,713
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	21,191	576,395
MeadWestvaco Corp.	45,728	1,248,832
		$1,825,227
Personal Products — 0.1%
Alberto-Culver Co.	25,840	1,142,903
		$1,142,903

Pharmaceuticals — 4.9%
Abbott Laboratories	122,167	$5,188,432
Allergan, Inc.	6,128	664,888
Bristol-Myers Squibb Co.	331,596	8,160,578
Eli Lilly & Co.	92,218	5,099,655
Forest Laboratories, Inc. (1)	32,914	1,468,952
Johnson & Johnson Co.	143,589	8,503,341
Merck & Co., Inc.	37,000	1,303,510
MGI Pharma, Inc. (1)	131,551	2,302,142
Mylan Laboratories, Inc.	27,473	642,868
Pfizer, Inc.	528,005	13,157,885
Sepracor, Inc. (1)	50,000	2,440,500
Teva Pharmaceutical Industries, Ltd. ADR	30,630	1,261,343
Valeant Pharmaceuticals International	64,803	1,027,128
Wyeth	178,308	8,651,504
		$59,872,726
Real Estate — 0.2%
Plum Creek Timber Co., Inc.	14,401	531,829
Simon Property Group, Inc.	19,298	1,623,734
		$2,155,563
Road & Rail — 0.1%
CSX Corp.	12,455	744,809
Norfolk Southern Corp.	17,741	959,256
		$1,704,065
Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc. (1)	81,025	2,686,789
Analog Devices, Inc.	143,308	5,487,263
Applied Materials, Inc.	669,505	11,723,033
ASML Holding N.V. (1)	130,002	2,648,141
Atheros Communications, Inc. (1)	6,839	179,113
Intel Corp.	1,357,048	26,258,879
KLA-Tencor Corp.	188,098	9,096,419
LSI Logic Corp. (1)	61,968	716,350
Maxim Integrated Products, Inc.	209,635	7,787,940
National Semiconductor Corp.	29,457	820,083
Sigmatel, Inc. (1)	23,976	209,550
Silicon Image, Inc. (1)	115,195	1,187,660
STMicroelectronics N.V.	170,572	3,136,819
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	366,810	3,690,109
Tessera Technologies, Inc. (1)	48,699	1,562,264
		$77,190,412
Software — 8.1%
BMC Software, Inc. (1)	30,550	661,713
CA, Inc.	61,504	1,673,524

Compuware Corp. (1)	76,330	$597,664
Electronic Arts, Inc. (1)	141,465	7,740,965
i2 Technologies, Inc. (1)	88,398	1,520,446
Microsoft Corp.	2,017,956	54,908,583
Oracle Corp. (1)	1,395,748	19,107,790
Symantec Corp. (1)	684,291	11,516,618
		$97,727,303
Specialty Retail — 1.6%
Bed Bath and Beyond, Inc. (1)	178,092	6,838,733
Best Buy Co., Inc.	87,871	4,914,625
Lowe’s Companies, Inc.	84,938	5,473,405
Tiffany & Co.	16,186	607,622
TJX Companies, Inc.	84,338	2,093,269
		$19,927,654
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc. (1)	19,365	669,642
NIKE, Inc., Class B	32,906	2,800,301
		$3,469,943
Thrifts & Mortgage Finance — 0.4%
Accredited Home Lenders (1)	12,096	619,073
Commercial Capital Bancorp	31,525	443,242
Fannie Mae	61,848	3,178,987
MGIC Investment Corp.	8,152	543,168
PMI Group, Inc.	6,174	283,510
		$5,067,980
Tobacco — 1.2%
Altria Group, Inc.	102,975	7,296,809
Reynolds American, Inc.	52,566	5,545,713
UST, Inc.	32,501	1,352,042
		$14,194,564
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	9,595	722,983
		$722,983
Wireless Telecommunication Services — 0.5%
Sprint Nextel Corp.	248,609	6,424,057
		$6,424,057
Total Common Stocks (identified cost $1,132,076,202)		$1,224,336,264
Total Investments — 100.9% (identified cost $1,132,076,202)		$1,224,336,264

COVERED CALL OPTIONS WRITTEN — (1.3%)

Type of Contract	Number of Contracts	Premiums Received	Value
Nasdaq 100 Index, Expires 4/22/06, Strike 1,680.00	1,248	$3,778,528	$(5,291,520)
Nasdaq 100 Index, Expires 4/22/06, Strike 1,710.00	572	1,217,445	(1,464,320)
Nasdaq 100 Index, Expires 4/22/06, Strike 1,725.00	1,025	2,081,599	(1,845,000)
S & P 500 Index, Expires 4/22/06, Strike 1,290.00	1,207	2,073,626	(2,100,180)
S & P 500 Index, Expires 4/22/06, Strike 1,295.00	940	1,595,650	(1,522,800)
S & P 500 Index, Expires 4/22/06, Strike 1,305.00	2,544	3,810,912	(2,671,200)
S & P 500 Index, Expires 4/22/06, Strike 1,315.00	850	1,103,300	(535,500)
Total Call Options Written (premiums received, $15,661,060)			$(15,430,520)
Other Assets, Less Liabilities — 0.4%			$3,924,615
Net Assets — 100.0%			$1,212,830,359

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,132,076,202
Gross unrealized appreciation	$132,536,455
Gross unrealized depreciation	(40,276,393)
Net unrealized appreciation	$92,260,062

Written call option activity for the period ended March 31, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	8,649	$17,480,251
Options written	25,715	46,958,806
Options terminated in closing purchase transactions	(25,978)	(48,777,997)
Outstanding, end of period	8,386	$15,661,060

At March 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 24, 2006